                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-102137
                                                                       811-08810


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                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                            POLARIS CHOICE PROSPECTUS
                            (FORM NUMBER: F-3795-PRO)
                                DATED MAY 2, 2005

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THIS SUPPLEMENT REPLACES THE SUPPLEMENT FILED ON MAY 24, 2005.

The reference to the Marsico Growth Portfolio in the INVESTMENT OPTIONS section located on page 1 and 8 of the prospectus is deleted and replaced with the following:


        MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
        -  Nations Marsico Focused Equities Portfolio                  NSAT

For more detailed information on these Investment Options, refer to the prospectuses for the underlying portfolios.



The definition of "Latest Annuity Date" has been added to the GLOSSARY section located on page 2 of the prospectus:


        LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.




Date:  May 31, 2005


               Please keep this Supplement with your Prospectus.

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